24 FINANCIAL INCOME (EXPENSES)) (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial income
Related parties (note 18 b)		R$ 79,228	R$ 64,888	R$ 61,549
Income from financial investments		93,471	111,235	162,292
Gain from derivative				28,503
Other income	[1]	206,343	1,134,391	42,730
Financial income		379,042	1,310,514	295,074
Financial expenses
Borrowings and financing - foreign currency		(1,128,520)	(988,821)	(827,841)
Borrowings and financing - local currency		(867,785)	(1,020,867)	(1,610,714)
Related parties			(16,092)
Leases		(49,118)
Capitalized interest (notes 9 and 29)		117,189	71,611	91,957
Interest, fines and late payment charges		(104,357)	(71,100)	(72,343)
Commission and bank fees		(217,784)	(182,179)	(159,088)
PIS/COFINS over financial income		(25,176)	(84,404)	(21,926)
Insuranre garantee		(29,191)
Other financial expenses		(258,049)	19,614	(142,296)
Financial expenses		(2,562,791)	(2,272,238)	(2,742,251)
Inflation adjustment and exchange differences, net
Inflation adjustments, net		85,451	(1,035)	(10,556)
Exchange rates, net		(37,872)	(532,883)	(5,665)
Exchange gain (losses) on derivatives		4,986	(1)	(229)
Inflation adjustment and exchange differences, net		52,565	(533,919)	(16,450)
Financial income (expenses), net		(2,131,184)	(1,495,643)	(2,463,627)
Statement of gains and (losses) on derivative transactions
Dollar - to - euro swap		783	(1)	(229)
CDI x Dollar swap (note 12)		4,203
Statement of gains and (losses) on derivative transactions		4,203	(1)	(229)
Future DI				28,503
Total Future DI				28,503
Total		R$ 4,986	R$ (1)	R$ 28,274

[1]	Refers mainly to the monetary adjustment of the recognition of the non-inclusion of ICMS in the PIS and COFINS calculation basis in the amount of R$160,609 as of December 31,2019 (R$1,106,097 as of December 31,2018).